Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Cash flows from operating activities:
Net income	$ 6,774	$ 6,048	$ 1,575
Adjustments to reconcile net income to cash from operations:
Depreciation, depletion and amortization	957	1,073	743
Dividends received	250	629	50
Equity in results of affiliates, joint ventures and other investments	(280)	(303)	(96)
Deferred income taxes	(216)	(412)	(488)
Loss on disposal of property, plant and equipment	172	248	98
Gain on sale of assets	(1,513)
Discontinued operations, net of tax			145
Foreign exchange and indexation gains, net	(104)	(72)	(59)
Unrealized derivative losses (gains), net	(212)	532	243
Unrealized interest (income) expense, net	7	(43)	18
Others	(37)	(27)	118
Decrease (increase) in assets:
Accounts receivable	111	(639)	(777)
Inventories	(743)	404	(258)
Recoverable taxes	(112)	(70)	48
Others	200	709	125
Increase (decrease) in liabilities:
Suppliers	157	(445)	112
Payroll and related charges	(356)	204	(277)
Income taxes	476	(93)	(46)
Others	477	(35)	132
Net cash provided by operating activities	6,008	7,708	1,406
Cash flows from investing activities:
Short term investments	1,253	(1,793)	3,735
Related parties
Loan proceeds			(28)
Others	(143)	(17)	(5)
Judicial deposits	(29)	96	(116)
Investments	(115)	(36)	(28)
Additions to property, plant and equipment	(2,813)	(4,742)	(1,817)
Proceeds from disposal of investments available for sale	1,081
Net cash provided by (used in) investing activities	(766)	(6,492)	1,741
Short-term debt
Additions	767	229	1,632
Repayments	(760)	(147)	(1,649)
Related parties
Proceeds	19	2	10
Repayments	(1)	(22)	(1)
Third Parties
Proceeds	603	891	1,059
Repayments	(1,351)	(958)	(250)
Treasury stock		(1,655)
Dividends and interest attributed to Company's stockholders	(1,000)	(1,750)
Dividends and interest attributed to noncontrolling interest		(81)	(1)
Net cash provided by (used in) financing activities	(1,723)	(3,491)	800
Increase (decrease) in cash and cash equivalents	3,519	(2,275)	3,947
Effect of exchange rate changes on cash and cash equivalents	168	136	(116)
Cash and cash equivalents, beginning of period	7,584	9,723	7,293
Cash and cash equivalents, end of period	11,271	7,584	11,124
Cash paid during the period for:
Interest on short-term debt	(1)	(2)	(1)
Interest on long-term debt	(337)	(314)	(243)
Income tax	(965)	(1,100)	(127)
Non-cash transactions
Interest capitalized	$ 33	$ 38	$ 46